LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Supplemental Balance Sheet Information
As of December 31, 2022, the following amounts were presented on SpringBig’s consolidated balance sheets in accordance with the Leasing Standard.
Year ended December 31, 2022
Balance Sheet
Assets:
Right of Use Asset - Operating Lease	$750
Liabilities
Current	465
Non-current	316
Total Operating Lease Liability	$781

Schedule of Lease Cost and Other Information	Other information pertaining to capitalized assets and liabilities under the leasing standard is as follows.
Other information
Operating lease cost	$515
Operating cash flows from operating leases	$318
Right-of-use assets obtained in exchange for new operating lease liabilities	$150
Weighted-average remaining lease term - operating leases (months)	20.4
Weighted-average discount rate - operating leases	6%

Schedule of Lease Liabilities Maturity
As of December 31, 2022, the Company’s lease liabilities mature as follows:
Operating Leases
Fiscal Year:
2023	$500
2024	322
Total lease payments	822
Less Imputed Interest	(41)
Present value of lease liabilities	$781